PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 93.5%
Australia 3.1%
APA Group	2,386,156	$18,713,477
Transurban Group	1,151,566	11,380,876
		30,094,353
Canada 2.6%
Enbridge, Inc.	591,182	18,921,178
Pembina Pipeline Corp.	267,182	6,492,795
		25,413,973
France 7.8%
AXA SA	1,264,763	25,475,073
Cie Generale des Etablissements Michelin SCA	101,569	10,576,873
Sanofi	252,906	26,552,167
TOTAL SE, ADR	352,014	13,256,847
		75,860,960
Germany 4.2%
RWE AG	379,353	14,279,918
SAP SE	62,363	9,801,387
Telefonica Deutschland Holding AG	6,185,511	17,115,279
		41,196,584
Italy 2.4%
Enel SpA	2,545,902	23,135,633
Netherlands 1.8%
Akzo Nobel NV	186,113	17,474,893
Spain 4.0%
Ferrovial SA	343,456	8,331,090
Iberdrola SA	2,357,177	30,117,569
Iberdrola SA*	55,066	703,578
		39,152,237
Sweden 1.0%
Tele2 AB (Class B Stock)	729,573	10,295,435

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 5.0%
Nestle SA	142,625	$16,978,530
Zurich Insurance Group AG	87,779	32,161,911
		49,140,441
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	308,834	24,363,914
United Kingdom 12.1%
AstraZeneca PLC, ADR	502,499	28,029,394
GlaxoSmithKline PLC	1,379,564	27,656,471
Linde PLC	136,164	33,375,158
National Grid PLC	757,238	8,981,363
Reckitt Benckiser Group PLC	130,231	13,153,511
Vodafone Group PLC, ADR(a)	431,413	6,557,478
		117,753,375
United States 47.0%
AbbVie, Inc.	106,266	10,085,706
American Campus Communities, Inc., REIT	631,441	22,504,557
Apple, Inc.	85,066	36,156,453
ConocoPhillips	207,832	7,770,838
Crown Castle International Corp., REIT	143,232	23,876,774
D.R. Horton, Inc.	172,878	11,437,608
Deere & Co.	60,930	10,742,568
Gateway Energy & Resource Holdings LLC Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	389,833
Home Depot, Inc. (The)	74,173	19,692,190
Intel Corp.	145,872	6,962,471
Johnson Controls International PLC	301,002	11,582,557
JPMorgan Chase & Co.	229,988	22,226,040
Lam Research Corp.	45,562	17,184,164
McDonald’s Corp.	55,910	10,862,195
MetLife, Inc.	456,222	17,268,003
Microsoft Corp.	118,806	24,356,418
PepsiCo, Inc.	145,442	20,021,546
PNC Financial Services Group, Inc. (The)	125,871	13,426,660
Procter & Gamble Co. (The)	121,403	15,918,361
Prologis, Inc., REIT	308,884	32,562,551
QUALCOMM, Inc.	271,332	28,655,373
Raytheon Technologies Corp.	75,669	4,288,919
Texas Instruments, Inc.	217,969	27,801,946
Truist Financial Corp.	397,022	14,872,444
Union Pacific Corp.	132,638	22,992,797

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Walmart, Inc.			131,405	$17,003,807
Williams Cos., Inc. (The)			364,081	6,964,870
				457,607,649

Total Common Stocks (cost $843,084,088)				911,489,447
Preferred Stocks 5.8%
Canada 1.8%
GFL Environmental, Inc., CVT, 6.000%			307,787	17,029,855
United States 4.0%
American Electric Power Co., Inc., CVT, 6.125%(a)			155,220	8,009,352
Aptiv PLC, Series A, CVT, 5.500%*			99,880	10,208,735
Danaher Corp., Series B, CVT, 5.000%(a)			5,000	6,125,200
Sempra Energy, Series A, CVT, 6.000%(a)			144,097	14,718,067
				39,061,354

Total Preferred Stocks (cost $52,728,493)				56,091,209

Total Long-Term Investments (cost $895,812,581)				967,580,656
Short-Term Investments 5.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,189,183	3,189,183
PGIM Institutional Money Market Fund (cost $45,853,682; includes $45,837,511 of cash collateral for securities on loan)(b)(w)	45,883,629	45,879,040

Total Short-Term Investments (cost $49,042,865)				49,068,223

TOTAL INVESTMENTS 104.3% (cost $944,855,446)				1,016,648,879
Liabilities in excess of other assets (4.3)%				(42,126,249)

Net Assets 100.0%				$974,522,630

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $389,833 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,557,802; cash collateral of $45,837,511 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,000,000. The aggregate value of $389,833 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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